                                                FRANK RUSSELL INVESTMENT COMPANY

TAX-MANAGED GLOBAL EQUITY FUND

2001 Annual Report

Class C, E, and S Shares

Tax-Managed Global Equity Fund



October 31, 2001






                                                                  [Russell Logo]

Frank Russell Investment
Company

Frank Russell Investment Company
is a "series mutual fund" with 31
different investment portfolios.
These financial statements report
on one Fund, which has distinct
investment objectives and strategies.

Frank Russell Investment
Management Company

Responsible for overall management
and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell
Investment Management Company.

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                  Annual Report

                                October 31, 2001

                                Table of Contents



                                                                                               Page

Letter to Our Clients................................................................            3

Portfolio Management Discussion......................................................            4

Statement of Net Assets..............................................................            6

Statement of Operations..............................................................            7

Statement of Changes in Net Assets...................................................            8

Financial Highlights - Class C.......................................................            9

Financial Highlights - Class S.......................................................           10

Notes to Financial Statements........................................................           11

Report of Independent Accountants....................................................           15

Tax Information......................................................................           16

Manager, Money Managers and Service Providers........................................           17


Frank Russell Investment Company - Tax-Managed Global Equity Fund
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients


We are pleased to present the Frank Russell Investment Company 2001 Annual Report. This report covers information on the Tax-Managed Global Equity Fund and represents our twentieth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 2001, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 2000 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Select Growth and Select Value Funds were opened for investment in January 2001, providing diversified investment approaches to equity markets that compliment the existing families of Russell and Institutional Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2002 and continuing to earn your support.

Sincerely,

/s/ Lynn L. Anderson

Lynn L. Anderson
Chairman of the Board
Frank Russell Investment Company

TAX-MANAGED GLOBAL EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

October 31, 2001 (Unaudited)



OBJECTIVE: Seeks to achieve high long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year markets.

STRATEGY: The Fund allocates its assets by investing in a diversified group of Underlying Funds. By investing in the multi-managed Underlying Funds, the Tax-Managed Global Equity Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities.

                                Tax Managed
              Tax Managed      Global Equity
             Global Equity-      Composite
Dates           Class S          Benchmark+      S&P 500(R)       SSB BMI XUS
-----        --------------    -------------     ----------       -----------
Inception*      $10,000           $10,000         $10,000          $10,000
2000             $9,788           $10,002         $10,333           $9,421
2001             $7,301            $7,485          $7,508           $7,613


TAX-MANAGED GLOBAL EQUITY FUND - CLASS S

 PERIODS ENDED         GROWTH OF           TOTAL
    10/31/01            $10,000            RETURN
 -------------         ---------           ------
1 Year                 $ 7,573             (24.27)%
Inception              $ 7,412             (15.72)%(S)


TAX-MANAGED GLOBAL EQUITY FUND - CLASS C

 PERIODS ENDED         GROWTH OF           TOTAL
    10/31/01            $10,000            RETURN
 -------------         ---------           ------
1 Year                 $ 7,492             (25.08)%
Inception              $ 7,301             (16.45)%(S)


TAX-MANAGED GLOBAL EQUITY COMPOSITE BENCHMARK

 PERIODS ENDED         GROWTH OF           TOTAL
    10/31/01            $10,000            RETURN
 -------------         ---------           ------
1 Year                 $ 7,483             (25.17)%
Inception              $ 7,485             (13.15)%(S)


STANDARD & POORS(R) 500 COMPOSITE STOCK PRICE INDEX

PERIODS ENDED          GROWTH OF           TOTAL
   10/31/01             $10,000            RETURN
-------------          ---------           ------
1 Year                 $ 7,508             (24.92)%
Inception              $ 7,759             (17.30)%(S)


SALOMON SMITH BARNEY BROAD MARKET
INDEX (BMI) WORLD EX-US
PERIODS ENDED          GROWTH OF           TOTAL
   10/31/01            $10,000             RETURN
-------------          ---------           ------
1 Year                 $ 7,613             (23.87)%
Inception              $ 7,172             (15.26)%(S)

4 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Portfolio Management Discussion

October 31, 2001 (Unaudited)

Performance Review
For the year ended October 31, 2001, the Tax-Managed Global Equity Fund Class S and Class C shares lost 24.27% and 25.08%, respectively. This compared to a loss of 25.17% for the Russell 3000(R) Index and a loss of 23.87% for the Salomon Smith Barney BMI World ex-US Index. The S&P 500(R) Index declined by 24.92% during the same period.

Portfolio Highlights
During what proved to be a difficult year in many respects, the materials and processing sector turned in the strongest performance within the US equity markets. As a result of the market's defensive bias during much of the period, consumer staples also held up relatively well compared to the broad market. The technology sector continued the sell-off that began in mid 2000, and significantly trailed the broad market over the period. Other areas especially hard hit included the other energy and utilities sectors.

Small-capitalization securities significantly outperformed large-capitalization issues in the US markets. During the Fund's fiscal year, the Russell 2000(R) Index declined by less than one-half of the Russell 1000(R) Index. Similarly, value issues dramatically outperformed growth issues over the period, with the Russell 1000(R) Value index declining by less than one-third that of the Russell 1000(R) Growth index.

Over the period, the US dollar was up sharply against the Japanese yen, while declining against both the euro and the British pound. Accordingly, the net impact of the Fund's un-hedged foreign currency exposure benefited US based investors.

Sweden and Finland were both down sharply over the year, due in large part to the weakness of the telecommunications sector. Japan also trailed over the period as a result of that country's continuing problems related to the implementation of economic reforms. The Fund benefited as a result of its underweight exposure to each of these three lagging markets. The UK was the strongest performer of the major international marketplaces.

Similar to their counterparts in the US markets, international technology and telecommunications sectors continued the declines that began last year. The business services sector also trailed, as capital expenditures made by businesses remained weak during the period. Energy, consumer non-durables, and retail were among the leading sectors in the defensive global markets. The Fund's positioning within these sectors enhanced returns over the period.

Within the developing markets, Turkey and Argentina experienced the greatest losses during the period, due primarily to continuing concerns over the economic and fiscal stability of these emerging markets.

China was the strongest performer within the emerging market indices during the period, benefiting from the improving outlook for its large conglomerates. Russia also held up relatively well due to the resiliency of natural resource prices and ongoing marketplace reforms.

The 2001 fiscal year returns for the Tax-Managed Global Equity underlying funds (Class S shares) are as follows: Tax-Managed Large Cap Fund declined by 23.86%, International Securities Fund declined by 24.51%, Tax-Managed Small Cap Fund fell by 28.14%, Diversified Equity Fund shed 27.41%, and Emerging Markets Fund lost 23.89%.

* The Fund commenced operations on January 31, 2000. Index comparisons began on January 31, 2000.

++ The Tax-Managed Global Equity Composite Benchmark is comprised of the following indices: 50% S&P 500(R) Index, 20% Salomon Smith Barney BMI Ex-US, 15% Russell Small Cap Completeness(TM) Index, 10% Russell 1000(R) Index, and 5% IFC Investable Composite Index.

++++ The Standard & Poor's(R) 500 Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++++++ Salomon Smith Barney BMI Index World Ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

       The Russell Small Cap Completeness(TM) Index measures the performance of the companies in the Russell 3000(R) Index excluding the companies in the Standard & Poor's(R) 500 Index.

       Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $1.4 billion. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

       International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                Tax-Managed Global Equity Fund 5

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS
                                                                October 31, 2001

                                                        MARKET                                                       MARKET
                                         NUMBER         VALUE                                                        VALUE
                                           OF           (000)                                                        (000)
                                         SHARES           $                                                            $
                                         ------        ------                                                       -------
INVESTMENTS                                                           NET ASSETS CONSIST OF:
Portfolios of the Frank Russell                                       Accumulated net realized gain (loss)          (2,093)
  Investment Company Series                                           Unrealized appreciation (depreciation)
  Mutual Fund - Class S Shares                                          on investments                             (10,872)
                                                                      Shares of beneficial interest                     58
DOMESTIC EQUITIES - 75.0%                                             Additional paid-in capital                    55,672
Quantitative Equity Fund                 131,736        4,263                                                      -------
Tax-Managed Large Cap Fund               351,917       21,374         NET ASSETS                                    42,765
Tax-Managed Small Cap Fund               804,333        6,451                                                      =======
                                                      -------
                                                       32,088         NET ASSET VALUE, offering and redemption
                                                      -------            price per share:
INTERNATIONAL EQUITIES - 25.3%                                        Class C ($8,104,012 divided by 1,111,454
Emerging Markets Fund                    313,435        2,206           shares of $.01 par value shares of
International Securities Fund            188,262        8,619           beneficial interest outstanding)           $  7.29
                                                      -------         Class S ($34,660,963 divided by 4,698,114    =======
                                                       10,825           shares of $.01 par value shares of
                                                      -------           beneficial interest outstanding)           $  7.38
                                                                                                                   =======
TOTAL INVESTMENTS - 100.3%
(identified cost $53,785)                              42,913
                                                      -------
OTHER ASSETS AND LIABILITIES
Other assets                                               14
Liabilities                                              (162)
                                                      -------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                             (148)
                                                      -------
NET ASSETS - 100.0%                                    42,765
                                                      =======

See accompanying notes which are an integral part of the financial statements.

6 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Statement of Operations

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


Investment Income
  Income distributions from Underlying Funds...................................................   $                   124

Expenses
  Advisory fees.......................................................  $                    86
  Distribution fees - Class C.........................................                       62
  Shareholder servicing fees - Class C................................                       21
                                                                        -----------------------

  Expenses before reductions..........................................                      169
  Expense reductions..................................................                      (86)
                                                                        -----------------------

  Expenses, net................................................................................                        83
                                                                                                  -----------------------

Net investment income..........................................................................                        41
                                                                                                  -----------------------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments.........................................................                   (2,364)
  Capital gain distributions from Underlying Funds....................                      488                    (1,876)
                                                                        -----------------------

Net change in unrealized appreciation (depreciation) on investments............................                   (10,119)
                                                                                                  -----------------------

Net realized and unrealized gain (loss)........................................................                   (11,995)
                                                                                                  -----------------------

Net increase (decrease) in net assets from operations..........................................   $               (11,954)
                                                                                                  =======================




  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 7

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                                     JANUARY 31, 2000*
                                                                                FISCAL YEAR ENDED           TO
                                                                                 OCTOBER 31, 2001    OCTOBER 31, 2000
                                                                                -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss)................................................  $              41    $            (19)
  Net realized gain (loss)....................................................             (1,876)               (165)
  Net change in unrealized appreciation (depreciation)........................            (10,119)               (753)
                                                                                -----------------    ----------------
    Net increase (decrease) in net assets from operations.....................            (11,954)               (937)
                                                                                -----------------    ----------------
DISTRIBUTIONS
  From net investment income
    Class C...................................................................                 --                  (3)
    Class S...................................................................                (82)                (12)
                                                                                -----------------    ----------------
    Net decrease in net assets from distributions.............................                (82)                (15)
                                                                                -----------------    ----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions...............             20,866              34,887
                                                                                -----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS...................................              8,830              33,935

NET ASSETS
  Beginning of period.........................................................             33,935                  --
                                                                                -----------------    ----------------
  End of period...............................................................  $          42,765    $         33,935
                                                                                =================    ================

*  Commencement of operations.

See accompanying notes which are an integral part of the financial statements.

8 Tax-Managed Global Equity Fund

Tax-Managed Global Equity Fund

Financial Highlights - Class C


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                 2001*      2000**
                                                                                                               --------    -------
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  9.73     $ 10.00
                                                                                                               -------     -------
Income From Operations
   Net investment income (loss)(a)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.06)       (.06)
   Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2.38)       (.19)
                                                                                                               -------     -------
     Total income from operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (2.44)       (.25)
                                                                                                               -------     -------
Distributions
   From net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        --        (.02)
                                                                                                               -------     -------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  7.29     $  9.73
                                                                                                               =======     =======

Total Return (%)(c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (25.08)      (2.55)

Ratios/Supplemental Data:

   Net Assets, end of period (in thousands). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8,104       7,133

   Ratios to average net assets (%):
     Operating expenses, net (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.00        1.00
     Operating expenses, gross (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.20        1.20
     Net investment income (loss)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.73)       (.68)

   Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30.55       44.04

-----------------
*   For the fiscal year ended October 31, 2001.

** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                2001*         2000**
                                                                                              --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................................................   $   9.77       $  10.00
                                                                                              --------       --------

INCOME FROM OPERATIONS
  Net investment income (a)(b) ............................................................        .02            .01
  Net realized and unrealized gain (loss) .................................................      (2.39)          (.22)
                                                                                              --------       --------
    Total income from operations ..........................................................      (2.37)          (.21)
                                                                                              --------       --------
DISTRIBUTIONS
  From net investment income ..............................................................       (.02)          (.02)
                                                                                              --------       --------
NET ASSET VALUE, END OF PERIOD ............................................................   $   7.38       $   9.77
                                                                                              ========       ========
TOTAL RETURN (%)(c) .......................................................................     (24.27)         (2.12)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ................................................     34,661         26,802

  Ratios to average net assets (%):
    Operating expenses, net (d) ...........................................................        .00            .00
    Operating expenses, gross (d) .........................................................        .20            .20
    Net investment income (c) .............................................................        .29            .06

  Portfolio turnover rate (%) .............................................................      30.55          44.04

*   For the fiscal year ended October 31, 2001.
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

10 Tax-Managed Global Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2001

1.  ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

    The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                  ASSET ALLOCATION
              ASSET CLASS/UNDERLYING FUNDS             RANGES
           ----------------------------------     ----------------
           Equities
             US Equities
               Tax-Managed Large Cap                     50%
               Tax-Managed Small Cap                     15
               Quantitative Equity                       10
             International Equities
               International Securities                  20
               Emerging Markets                           5

    OBJECTIVES OF THE UNDERLYING FUNDS:
    TAX-MANAGED LARGE CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities.

    TAX-MANAGED SMALL CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

    QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

    INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

    EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

    Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

                                                Notes to Financial Statements 11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

 2. SIGNIFICANT ACCOUNTING POLICIES
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

    SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m., or the close of regular trading on the New York Stock Exchange, if earlier. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

    INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

    The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2001 were as follows:


                                                                                                                       NET
                                                                 GROSS                     GROSS                   UNREALIZED
                                     FEDERAL TAX              UNREALIZED                UNREALIZED                APPRECIATION
                                        COST                 APPRECIATION              (DEPRECIATION)            (DEPRECIATION)
                                  ---------------         -----------------        ---------------------      -------------------
Tax-Managed Global Equity         $    56,328,959         $              --        $         (13,416,206)        $    (13,416,206)


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made to reflect activity for the year ended October 31, 2001:



                                 UNDISTRIBUTED NET     ACCUMULATED NET           ADDITIONAL
                                 INVESTMENT INCOME   REALIZED GAIN (LOSS)      PAID-IN CAPITAL
                                 -----------------   --------------------     ----------------
    Tax Managed Global Equity    $          41,403   $            (37,246)    $         (4,157)

    EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

 3. INVESTMENT TRANSACTIONS
    SECURITIES: During the year ended October 31, 2001, purchases and sales of the Underlying Funds were as follows:


                                         PURCHASES           SALES
                                      ---------------    --------------
    Tax-Managed Global Equity          $   34,538,724    $   13,057,472


 12 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

 4. RELATED PARTIES
    ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

    The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of October 31, 2001, the Fund had no amount invested in the Money Market Fund and $1,066,407,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $345,000,000 is invested in the Money Market Fund.

    The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the year ended October 31, 2001, the Advisor contractually agreed to waive the advisory fee. The amount of such waiver for the year ended October 31, 2001 was $86,448.

    The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

    TRANSFER AGENT: The Fund has a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

    In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

    Accrued shareholders servicing and distribution fees payable to affiliates as of October 31, 2001 were $7,001.

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expense for the year ended October 31, 2001 was paid by the Underlying Funds or FRIMCo under the aforementioned Special Servicing Agreements.

                                                Notes to Financial Statements 13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

5. FUND SHARE TRANSACTIONS
   Share transactions for the year ended October 31, 2001 and the ten months ended October 31, 2000 were as follows:

                                                           SHARES                DOLLARS (000)
                                                   ----------------------      -----------------
                                                      2001        2000           2001      2000
                                                   ----------   ---------      -------   -------

TAX-MANAGED GLOBAL EQUITY
  CLASS C (a)
  Proceeds from shares sold                           621,061     733,886      $ 5,367   $ 7,347
  Proceeds from reinvestment of distributions           4,228         300           39         3
  Payments for shares redeemed                       (246,918)     (1,103)      (2,076)      (12)
                                                   ----------   ---------      -------   -------
  Net increase (decrease)                             378,371     733,083        3,330     7,338
                                                   ----------   ---------      -------   -------
  CLASS S (b)
  Proceeds from shares sold                         3,229,542   3,023,662       27,988    30,260
  Proceeds from reinvestment of distributions           8,483       1,138           78        12
  Payments for shares redeemed                     (1,284,364)   (280,346)     (10,530)   (2,723)
                                                   ----------   ---------      -------   -------
  Net increase (decrease)                           1,953,661   2,744,454       17,536    27,549
                                                   ----------   ---------      -------   -------
  Total increase (decrease)                         2,332,032   3,477,537      $20,866   $34,887
                                                   ==========   =========      =======   =======

(a) Share transactions for Class C are for the period January 31, 2000 (commencement of operations) to October 31, 2000.
(b) Share transactions for Class S are for the period February 1, 2000 (commencement of sales) to October 31, 2000.

6. LINE OF CREDIT
   The Investment Company (the "Participants"), excluding Select Growth Fund and Select Value Fund, share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns during the year ended October 31, 2001.

7. BENEFICIAL INTEREST
   As of October 31, 2001, the Fund has one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                                                   %
                                                -------
Tax-Managed Global Equity                        15.4

14 Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Frank Russell Investment Company Tax-Managed Global Equity Fund (the "Fund")) at October 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 14, 2001


                                            Report of Independent Accountants 15

FRANK RUSSELL INVESTMENT COMPANY
TAX MANAGED GLOBAL EQUITY FUND

TAX INFORMATION

October 31, 2001

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $39,253 as long-term capital gain dividends for the taxable year ended October 31, 2001.

Please consult a tax advisor for any questions about federal or state income tax laws.

16 Tax Information

TAX MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES                                                         INDEPENDENT ACCOUNTANTS
  Lynn L. Anderson, Chairman                                       PricewaterhouseCoopers LLP
  Paul E. Anderson                                                 999 Third Avenue
  Paul Anton, PhD                                                  Suite 1800
  William E. Baxter                                                Seattle, WA 98104
  Kristianne Blake
  Lee C. Gingrich                                                DISTRIBUTOR
  Eleanor W. Palmer                                                Russell Fund Distributors, Inc.
  Raymond P. Tennison, Jr.                                         909 A Street
                                                                   Tacoma, WA 98402
TRUSTEES EMERITUS
  George F. Russell, Jr.                                         MONEY MANAGERS OF UNDERLYING FUNDS
                                                                 QUANTITATIVE EQUITY FUND
OFFICERS                                                           Barclays Global Investors, San Francisco, CA
  Lynn L. Anderson, Chairman of the Board and President            Franklin Portfolio Associates, LLC, Boston, MA
  Mark Amberson, Manager of Short Term Investment Funds            Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Mark E. Swanson, Treasurer and Chief Accounting Officer          J.P. Morgan Investment Management, Inc., New York, NY
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel                        TAX-MANAGED LARGE CAP FUND
                                                                   J.P. Morgan Investment Management, Inc., New York, NY
MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company                    TAX-MANAGED SMALL CAP FUND
  909 A Street                                                     Geewax Terker & Company, Chadds Ford, PA
  Tacoma, WA 98402
                                                                 EMERGING MARKETS FUND
CONSULTANT                                                         Alliance Capital Management L.P. through it's Bernstei
  Frank Russell Company                                              Investment Research and Management Unit, New York, Nn
  909 A Street                                                     Foreign & Colonial Emerging Markets Limited,          Y
  Tacoma, WA 98402                                                   London, England
                                                                   Genesis Asset Managers Limited, London, England
CUSTODIAN                                                          Nicholas Applegate Capital Management, San Diego, CA
  State Street Bank and Trust Company                              Schroder Investment Management North America Limited,
  Allan Forbes Building                                              New York, NY
  150 Newport Avenue AFB35
  North Quincy, MA 02171                                         INTERNATIONAL SECURITIES FUND
                                                                   Alliance Capital Management L.P. through it's Bernstei
OFFICE OF SHAREHOLDER INQUIRIES                                      Investment Research and Management Unit, New York, Nn
  909 A Street                                                     Capital International, Inc., Los Angles, CA           Y
  Tacoma, WA 98402                                                 Delaware International Advisers Ltd., London, England
  (800) RUSSEL4                                                    Driehaus Capital Management, Inc., Chicago, IL
  (800) 787-7354                                                   Fidelity Management & Research Company, Boston, MA
                                                                   J.P. Morgan Investment Management, Inc., New York, NY
LEGAL COUNSEL                                                      Marvin & Palmer Associates, Inc., Wilmington, DE
  Stradley, Ronon, Stevens & Young, LLP                            Mastholm Asset Management, LLC, Bellevue, WA
  2600 One Commerce Square                                         Oechsle International Advisors, LLC, Boston, MA
  Philadelphia, PA 19103-7098                                      The Boston Company Asset Management, LLC, Boston, MA



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 17

[Russell Logo]


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-086 (1001)